Income Taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes
Note 11 - Income Taxes
Deferred Income Tax Liability
The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liabilities as follows:

	As at December 31,
	2024	2023
Royalty interest	$(7,709)	$(14,162)
Tax loss carryforwards	5,675	12,504
Other	449	843
Total Liability	$(1,585)	$(815)
As at December 31, 2024 and 2023, no deferred tax assets were recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

	As at December 31,
	2024	2023	Expiry Date Range
Non-capital loss carryforwards	$11,361	$9,729	2026-2044
Capital loss carryforwards	11,135	2,295	No expiry
Exploration and evaluation assets	11,925	11,733	No expiry
Other	36,092	24,070	No expiry
Income Tax Expense

	For the year ended December 31,
	2024	2023
Current tax expense	$2,960	$1,522
Deferred tax expense (recovery)	770	(282)
Total	$3,730	$1,240
Note 11 - Income Taxes (continued)
The provision for income taxes differs from the amount calculated using Canadian federal and provincial statutory income tax rates is as follows:

	For the year ended December 31,
	2024	2023
Net loss before taxes	$442	$(3,393)
Statutory tax rate (%)	27	27
Expected income tax (recovery)	$119	$(916)
Impact of inflationary adjustments	(1,836)	(5,393)
Non-deductible other losses	574	-
Non-deductible expenses arising from thin-capitalization	-	4,181
Differences in foreign statutory tax rates	(99)	975
Permanent differences	682	895
Change in unrecognized deductible temporary differences and other	4,001	1,289
Withholding taxes	236	244
Foreign exchange	53	(35)
Total	$3,730	$1,240
On December 31, 2023, legislative changes became effective in Türkiye for hyperinflation tax accounting for the year ended December 31, 2023. The changes did not have a material impact on the Company's current and deferred tax balances.
The Company operates in multiple jurisdictions with complex tax laws and regulations which are evolving over time. The Company has taken certain tax positions in its tax filings and these filings are subject to audit and potential reassessment after the lapse of considerable time. Accordingly, the actual income tax may differ significantly from that estimated and recorded by management.